Summary of Business and Significant Accounting Policies - Initial Public Offering (Details) $ / shares in Units, $ in Millions	May 26, 2020 USD ($) $ / shares shares	Feb. 28, 2020	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued (in shares)			162,190,730	90,619,204
Stock split, conversion ratio		8
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares	$ 20.00
Proceeds from initial public offering | $	$ 333.1
Number of shares issued in transaction (in shares)	18,000,000